Income Taxes - Narrative (Details) - USD ($)	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Operating Loss Carryforwards [Line Items]
Total deferred tax assets	$ 168,924,000	$ 131,126,000
Unremitted earnings from foreign subsidiaries	23,100,000
Unrecognized tax benefits that would impact effective tax rate	0
Income tax examination, penalties and interest accrued	0	0
Income tax examination, penalties and interest expense	0	$ 0
Domestic
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	472,900,000
Domestic | Research Tax Credit Carryforward
Operating Loss Carryforwards [Line Items]
Tax credit carryforward	16,600,000
State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	226,600,000
State | Research Tax Credit Carryforward
Operating Loss Carryforwards [Line Items]
Tax credit carryforward	11,800,000
Foreign
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 800,000